As filed with the Securities and Exchange Commission on July 8, 2021

1933 Act File No. 002-10156

1940 Act File No. 811-00560

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 212	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 164
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK INVESTMENT TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

200 BERKELEY STREET

BOSTON, MASSACHUSETTS 02116

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE

(800) 225-5291

CHRISTOPHER SECHLER, ESQ.

200 BERKELEY STREET

BOSTON, MASSACHUSETTS 02116

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111-2950

TITLE OF SECURITIES BEING REGISTERED: Shares of beneficial interest ($0.00) par value of the Registrant.

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on July 16, 2021 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Class A, C, I, R6, and NAV shares of John Hancock Global Environmental Opportunities Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series or classes of the Registrant.

JOHN HANCOCK INVESTMENT TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus*

Statement of Additional Information*

Other Information*

Explanatory Note

Signature Page

* Incorporated herein by reference to Post-Effective Amendment No. 209 to Registrant’s Registration Statement, SEC File No. 811-00560, filed April 14, 2021, EDGAR Accession No. 0001133228-21-002028.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 212 to the Registration Statement on Form N-1A for John Hancock Investment Trust incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) relating to John Hancock Global Environmental Opportunities Fund in Post-Effective Amendment No. 209, which was filed with the U.S. Securities and Exchange Commission on April 14, 2021. The sole purpose of this filing is to delay the effective date of Registrant’s Post-Effective Amendment No. 209 to July 16, 2021 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended. No offering or sales of Class A, C, I, R6, and NAV shares of John Hancock Global Environmental Opportunities Fund have been made in reliance on Post-Effective Amendment No. 209.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 8th day of July, 2021.

JOHN HANCOCK INVESTMENT TRUST
By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President and Trustee	July 8, 2021
Andrew G. Arnott

/s/ Charles. A. Rizzo	Chief Financial Officer	July 8, 2021
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	July 8, 2021
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	July 8, 2021
James R. Boyle

/s/ Peter S. Burgess *	Trustee	July 8, 2021
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	July 8, 2021
William H. Cunningham

/s/ Grace K. Fey *	Trustee	July 8, 2021
Grace K. Fey

/s/ Marianne Harrison *	Trustee	July 8, 2021
Marianne Harrison

/s/ Deborah C. Jackson*	Trustee	July 8, 2021
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	July 8, 2021
Hassell H. McClellan

/s/ Steven R. Pruchansky *	Trustee	July 8, 2021
Steven R. Pruchansky

Signature	Title	Date

/s/ Frances G. Rathke *	Trustee	July 8, 2021
Frances G. Rathke

/s/ Gregory A. Russo *	Trustee	July 8, 2021
Gregory A. Russo

*By:	/s/ Mara Moldwin
Mara Moldwin
Attorney-in-Fact

*Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 207 to the Trust’s Registration Statement on February 24, 2021